Other Income - Other Expense (Details Narrative) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 15, 2012	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021	Oct. 31, 2020
Settlement of claims and recovery of other trade receivables		$ 0	$ 0	$ 0
Navios Holdings Guarantee [Member]
Maximum cash payment	$ 20,000
Due from Related Parties, Current					$ 5,000	$ 5,000
Settlement Of Claims [Member]
Settlement of claims and recovery of other trade receivables				$ 2,697